Significant Accounting Policies - Additional Information (Detail)	5 Months Ended	12 Months Ended			26 Months Ended	36 Months Ended
	Aug. 18, 2016 shares	Mar. 31, 2019 USD ($) Segment shares	Mar. 31, 2018 USD ($) Derivative shares	Mar. 31, 2017 USD ($) Derivative shares	Jan. 11, 2019 shares	Mar. 31, 2019 USD ($) shares	Apr. 01, 2018 USD ($)	Mar. 31, 2016 USD ($)
Significant Accounting Policies [Line Items]
Percentage of shares having economic rights owned by Sun		3.10%				3.10%
Percentage of shares having voting rights owned by Sun		50.00%				50.00%
Bank deposits average interest rate			1.85%
Short-term deposits		$ 0				$ 0
Marketable securities previously impaired owned or sold		0	$ 0	$ 0
Unrecognized tax benefits		$ 28,188,000	16,810,000	23,457,000		$ 28,188,000		$ 22,093,000
Lease agreements for an additional period		49 years
Lease agreements total period		98 years				98 years
Number of operating segments | Segment		1
Long-lived assets impairment loss		$ 0	$ 0	$ 276,000
Treasury stock, shares purchased | shares	1,801,099	888,719	1,085,694	2,252,725	2,493,378
Treasury shares reissued | shares						0
Royalty-bearing grants earned		$ 669,893,000	$ 661,913,000	$ 879,387,000
Advertising expenses		6,527,000	9,913,000	10,468,000
Shipping and handling costs		224,169,000	198,405,000	$ 207,860,000
Amounts outstanding under borrowing arrangements		$ 0	$ 0			$ 0
ASU No.2016-16 [Member]
Significant Accounting Policies [Line Items]
Income tax consequences for deferred tax assets upon adoption							$ 36,925,000
Designated as Hedging Instrument [Member]
Significant Accounting Policies [Line Items]
Number of derivative instruments | Derivative			0	0
Trade Accounts Receivable [Member]
Significant Accounting Policies [Line Items]
Number of customers		two
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		43.60%
Trade Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Significant Accounting Policies [Line Items]
Percentage of customers represent trade accounts receivable		22.90%
Royalty [Member]
Significant Accounting Policies [Line Items]
Royalty-bearing grants earned		$ 0	$ 0	$ 0
Shipping and Handling [Member]
Significant Accounting Policies [Line Items]
Shipping and handling costs		13,187,000	12,170,000	$ 11,949,000
Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Capitalized software cost		$ 7,854,000	$ 4,636,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Tax benefit percentage		50.00%
Lease period		2018
Acquired intangible assets weighted-average useful life		5 years
Weighted average amortization period		5 years
Minimum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years
Minimum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Lease period		2060
Acquired intangible assets weighted-average useful life		20 years
Weighted average amortization period		20 years
Maximum [Member] | Leasehold Improvements [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		10 years
Maximum [Member] | Software and Software Development Costs [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives		5 years